Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date up to the date the consolidated financial statements were issued. Except as disclosed in “Note 10 - Commitments and Contingencies”, there have been no subsequent events that would require disclosure in, or adjustment to, the consolidated financial statements.